Quarterly Holdings Report
for
Fidelity® Climate Action Fund
February 28, 2023
CLA-NPRT3-0423
1.9901893.101
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.4%
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	3,304	297,558
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 0.5%
General Motors Co.	2,626	101,731
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (a)	56	83,500
Compass Group PLC	8,644	199,692
		283,192
Household Durables - 1.5%
Sony Group Corp.	3,700	309,381
Internet & Direct Marketing Retail - 1.8%
Etsy, Inc. (a)	1,913	232,257
MercadoLibre, Inc. (a)	122	148,840
		381,097
Specialty Retail - 1.8%
The Home Depot, Inc.	1,263	374,530
Textiles, Apparel & Luxury Goods - 3.5%
Kering SA	327	191,727
NIKE, Inc. Class B	3,060	363,497
On Holding AG (a)	3,316	72,521
Ralph Lauren Corp.	891	105,307
		733,052
TOTAL CONSUMER DISCRETIONARY		2,182,983
CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 1.6%
Kesko Oyj	8,180	177,971
Walmart, Inc.	1,131	160,749
		338,720
Household Products - 1.6%
Procter & Gamble Co.	2,419	332,758
Personal Products - 1.7%
L'Oreal SA	903	356,931
TOTAL CONSUMER STAPLES		1,028,409
ENERGY - 1.0%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	5,918	181,091
Oil, Gas & Consumable Fuels - 0.2%
Centrus Energy Corp. Class A (a)	882	39,522
TOTAL ENERGY		220,613
FINANCIALS - 14.1%
Banks - 2.5%
Amalgamated Financial Corp.	9,490	223,490
The Toronto-Dominion Bank	4,655	309,935
		533,425
Capital Markets - 8.1%
Intercontinental Exchange, Inc.	3,307	336,653
Moody's Corp.	647	187,727
Morgan Stanley	3,945	380,693
Morningstar, Inc.	816	169,181
MSCI, Inc.	661	345,141
S&P Global, Inc.	830	283,196
		1,702,591
Consumer Finance - 1.8%
American Express Co.	2,181	379,472
Insurance - 1.7%
Marsh & McLennan Companies, Inc.	2,161	350,385
TOTAL FINANCIALS		2,965,873
HEALTH CARE - 11.5%
Biotechnology - 1.3%
Gilead Sciences, Inc.	3,306	266,232
Health Care Providers & Services - 1.6%
Elevance Health, Inc.	712	334,405
Life Sciences Tools & Services - 5.7%
Agilent Technologies, Inc.	2,969	421,509
Danaher Corp.	1,271	314,611
Mettler-Toledo International, Inc. (a)	152	217,924
Thermo Fisher Scientific, Inc.	466	252,460
		1,206,504
Pharmaceuticals - 2.9%
Novo Nordisk A/S Series B	2,023	285,759
Sanofi SA	3,500	327,244
		613,003
TOTAL HEALTH CARE		2,420,144
INDUSTRIALS - 19.8%
Aerospace & Defense - 1.3%
Hexcel Corp.	3,733	272,322
Building Products - 2.1%
Nibe Industrier AB (B Shares)	10,643	110,212
Trane Technologies PLC	1,852	342,564
		452,776
Commercial Services & Supplies - 0.5%
Tetra Tech, Inc.	716	98,013
Construction & Engineering - 2.2%
AECOM	3,310	285,852
Quanta Services, Inc.	1,106	178,508
		464,360
Electrical Equipment - 7.7%
Acuity Brands, Inc.	960	186,202
Bloom Energy Corp. Class A (a)	3,491	75,720
Eaton Corp. PLC	1,293	226,184
Fluence Energy, Inc. (a)	4,237	79,105
Hubbell, Inc. Class B	483	121,494
NEL ASA (a)	25,361	38,439
NuScale Power Corp. (a)	4,067	42,093
Rockwell Automation, Inc.	778	229,456
Schneider Electric SA	1,788	286,897
Vestas Wind Systems A/S	12,035	343,418
		1,629,008
Machinery - 3.3%
Deere & Co.	374	156,796
Energy Recovery, Inc. (a)	4,863	107,326
Industrie de Nora SpA	4,247	84,406
Ingersoll Rand, Inc.	3,240	188,147
Westinghouse Air Brake Tech Co.	1,450	151,279
		687,954
Professional Services - 2.7%
Arcadis NV	3,333	138,192
ICF International, Inc.	894	88,944
KBR, Inc.	6,202	341,792
		568,928
TOTAL INDUSTRIALS		4,173,361
INFORMATION TECHNOLOGY - 27.2%
Electronic Equipment & Components - 0.4%
Landis+Gyr Group AG	1,206	90,528
IT Services - 6.1%
Accenture PLC Class A	1,364	362,210
Amadeus IT Holding SA Class A (a)	3,201	201,288
IBM Corp.	2,136	276,185
MasterCard, Inc. Class A	1,278	454,061
		1,293,744
Semiconductors & Semiconductor Equipment - 11.1%
AEHR Test Systems (a)	2,709	90,345
Aixtron AG	5,695	175,166
Allegro MicroSystems LLC (a)	4,446	194,201
Analog Devices, Inc.	1,243	228,053
Enphase Energy, Inc. (a)	1,182	248,846
NVIDIA Corp.	2,884	669,549
onsemi (a)	3,447	266,832
SolarEdge Technologies, Inc. (a)	888	282,313
STMicroelectronics NV (NY Shares) unit	3,588	172,798
		2,328,103
Software - 9.6%
Aspen Technology, Inc. (a)	1,744	369,745
Autodesk, Inc. (a)	1,960	389,432
Microsoft Corp.	3,594	896,422
PTC, Inc. (a)	1,689	211,682
Volue A/S (a)	71,647	159,372
		2,026,653
TOTAL INFORMATION TECHNOLOGY		5,739,028
MATERIALS - 3.0%
Chemicals - 2.5%
Aspen Aerogels, Inc. (a)	3,574	38,778
Koninklijke DSM NV	2,519	310,929
Sika AG	606	169,938
		519,645
Metals & Mining - 0.5%
Lynas Rare Earths Ltd. (a)	13,328	73,197
MP Materials Corp. (a)	1,197	41,895
		115,092
TOTAL MATERIALS		634,737
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Prologis (REIT), Inc.	2,984	368,226
UTILITIES - 2.4%
Electric Utilities - 1.1%
ELIA GROUP SA/NV	1,564	206,450
Verbund AG	187	16,239
		222,689
Independent Power and Renewable Electricity Producers - 1.3%
Brookfield Renewable Corp.	6,683	186,122
Enlight Renewable Energy Ltd. (a)	529	8,654
Scatec Solar AS (b)	13,096	88,729
		283,505
TOTAL UTILITIES		506,194
TOTAL COMMON STOCKS (Cost $21,156,071)		20,537,126

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
CelLink Corp. Series D (a)(c)(d) (Cost $8,330)	400	5,208

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (e) (Cost $574,533)	574,418	574,533

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $21,738,934)	21,116,867
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(29,189)
NET ASSETS - 100.0%	21,087,678

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,729 or 0.4% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,208 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	8,330

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	409,555	3,223,364	3,058,386	7,471	-	-	574,533	0.0%
Total	409,555	3,223,364	3,058,386	7,471	-	-	574,533

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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